Related parties (Detail 5) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Receivables
Loans and advances to customers	$ 1,357	$ 2,826
Other financial assets measured at amortized cost	106	423
Financial assets at fair value held for trading	151	123
Derivative financial instruments	548	885
Payables
Cash collateral payables on derivative instruments	520	876
Customer deposits	7,958	3,699
Funding from UBS Group AG measured at amortized cost	110,614	107,918
Other financial liabilities measured at amortized cost	3,965	3,930
Derivative financial instruments	24	42
Other financial liabilities designated at fair value	$ 7,104	$ 5,342